Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Changes in Non-cash Working Capital Items Related to Operating Activities
The changes in non-cash working capital items related to operating activities for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Accounts receivable	(54,830)	34,669	(24,285)
Prepaid expenses and other assets	(6,618)	5,983	804
Accounts payable and accrued liabilities	39,413	38,627	(23,745)
Advances from (to) affiliate	51,841	(5,061)	73,129
	29,806	74,218	25,903

Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation
The cash portion of the purchase price of vessels acquired from Teekay Corporation is as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Petrojarl Knarr (net of cash acquired of $14.2 million)(1) (note 3)	—	—	(112,710)

(1)	Excludes the conversion of $300.0 million of the convertible promissory note issued to Teekay Corporation into 14.4 million common units of the Partnership (see note 3).